Retained Earnings and Accumulated Other Comprehensive Income - Retained Earnings (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance at beginning	$ 82,652,278
Recognized share of income in OCEN (see Note 10)	147,975
Acquisition of non-controlling interests			$ (222,190)
Dividends paid		$ (2,664,340)	(2,345,430)
Sale of repurchased shares	111,979	100,246	1,954,312
Share-based compensation	962,806	1,108,094	1,305,999
Net income for the year	302,824	6,106,813	7,615,270
Balance at ending	84,280,397	82,652,278
Adoption of IFRS 9 - Expected credit losses
Cumulative adjustment for IFRS			(202,464)
Adoption of IFRS 15
Cumulative adjustment for IFRS			2,384,655
Retained Earnings
Balance at beginning	82,652,278	78,731,909
Recognized share of income in OCEN (see Note 10)	147,975
Acquisition of non-controlling interests		766	(183,041)
Dividends paid		(1,066,187)	(1,068,868)
Net gain on partial disposition of Open Ended Fund		837,520
Sale of repurchased shares	(997,174)	(1,585,963)	(446,542)
Cancellation of sale of shares	2,764,854
Share-based compensation	962,806	1,108,094	1,305,999
Net income for the year	(1,250,342)	4,626,139
Balance at ending	84,280,397	82,652,278	78,731,909
Retained Earnings | Adoption of IFRS 9 - Expected credit losses
Cumulative adjustment for IFRS			(167,028)
Retained Earnings | Adoption of IFRS 9 - New classification of Financial Instruments
Cumulative adjustment for IFRS			(827,932)
Retained Earnings | Adoption of IFRS 15
Cumulative adjustment for IFRS			1,599,452
Legal Reserve
Balance at beginning	2,139,007	2,139,007
Balance at ending	2,139,007	2,139,007	2,139,007
Unappropriated Earnings
Balance at beginning	75,887,132	70,583,488
Appropriation of net income	4,626,139	6,009,414
Recognized share of income in OCEN (see Note 10)	147,975
Acquisition of non-controlling interests		766
Dividends paid		(1,066,187)
Net gain on partial disposition of Open Ended Fund		837,520
Sale of repurchased shares	(997,174)	(1,585,963)
Cancellation of sale of shares	2,764,854
Share-based compensation	962,806	1,108,094
Balance at ending	83,391,732	75,887,132	70,583,488
Net Income for the Year
Balance at beginning	4,626,139	6,009,414
Appropriation of net income	(4,626,139)	(6,009,414)
Net income for the year	(1,250,342)	4,626,139
Balance at ending	$ (1,250,342)	$ 4,626,139	$ 6,009,414